Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	12/01/17
End of Period:	12/31/17
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	01/18/18
Distribution Date:	01/22/18
Transaction Month:	31

2015-2 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874
Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$420,049,679

{2} Reduction in Agg. Securitization Value due to payments				{2}	6,348,372
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	632,019
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	35,404,313
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	42,384,704

{7} End of period Aggregate Securitization Value					{7}	$377,664,975

{8} Pool Factor					{8}	34.831399%

RECONCILIATION OF 2015-2 EXCHANGE NOTE

{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$407,783,805

{11} Exchange Note Principal Payment Amount					{11}	42,384,704

{12} End of period Exchange Note Balance					{12}	$365,399,101

{13} Note Pool Factor					{13}	34.085737%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$93,251,098	$100,180,000
{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	42,384,704	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$50,866,394	$100,180,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	15.846229%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$303,491,098

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		42,384,704
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$261,106,394

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		26.104374%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$420,049,679
{31} Ending Designated Pool Balance							{31}	377,664,975
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	377,664,975
{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$42,384,704

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$407,783,805	$0	3.35%	30	30/360	$1,138,397

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$6,592,344
{37} Net Liquidation Proceeds collected during period							{37}	42,316,867
{38} Investment Earnings							{38}	46,956
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(46,956)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0
{41} Total Additions:								{41}	48,909,211

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	350,041
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,138,397
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	42,384,704
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	5,036,069
{47} Total Distributions:								{47}	$48,909,211

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$420,049,679
{49} Ending Agg. Securitization Value						{49}	377,664,975
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	42,384,704
{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0
{52} Principal Distributable Amount {50} + {51}								{52}	42,384,704
{53} Noteholders’ Principal Carryover Amount								{53}	0
{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$42,384,704

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.40000%	33	Actual/360	$0
{56}	Class A-2A	$0	0	1.18%	30	30/360	0
{57}	Class A-2B	$0	0	1.92113%	33	Actual/360	0
{58}	Class A-3	$93,251,098	0	1.68%	30	30/360	130,552
{59}	Class A-4	$100,180,000	0	1.85%	30	30/360	154,445
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,905
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections							{63}	$43,523,101
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	46,956
{66} Investment Earnings - and amounts released from Reserve Account							{66}	5,084
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0
{70} Total Available Funds:								{70}	43,575,141

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	0
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	0
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	130,552
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	154,445
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,905
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	42,384,704
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	641,715

{93}	Total Distributions:							{93}	$43,575,141

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$193,431,098	$377,664,975	$0		$43,289,519	$0
{95}	Class B	235,181,098	377,664,975	0		43,205,323	0
{96}	Class C	273,671,098	377,664,975	0		43,109,418	0
{97}	Class D	303,491,098	377,664,975	0		43,026,419	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION
{98}	Excess Total Available Funds						{98}	$641,715
{99}	Beginning Note Balance				{99}	303,491,098
{100}	Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	42,384,704
{101}	Pro-Forma Note Balance					{101}	261,106,394
{102}	Ending Aggregate Securitization Value				{102}	377,664,975
{103}	10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)				{103}	116,558,581
{104}	Required Pro Forma Note Balance {102} - {103}					{104}	261,106,394
{105}	Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	0
{106}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{107}	Ending Aggregate Securitization Value						{107}	$377,664,975
{108}	End of Period Note Balance						{108}	365,399,101
{109}	Overcollateralization						{109}	12,265,874
{110}	Overcollateralization %							{110}	3.25%
	Asset Backed Notes:
{111}	Ending Aggregate Securitization Value						{111}	377,664,975
{112}	End of Period Note Balance						{112}	261,106,394
{113}	Overcollateralization						{113}	116,558,581
{114}	Overcollateralization %							{114}	30.86%

RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT

{115}	Specified Reserve Balance							{115}	$5,421,329

{116}	Beginning of Period Reserve Account balance							{116}	$5,421,329
{117}	Investment Earnings						{117}	5,084
{118}	From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
{119}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
{120}	Total Reserve balance available:							{120}	5,426,413

{121}	Specified Reserve Balance							{121}	5,421,329

{122}	Release Excess Cash to Indenture Collection Available Funds							{122}	5,084

{123}	End of period Reserve Account balance							{123}	$5,421,329

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124}	With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{124}	Yes
{125}	With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	January 17, 2018

GM Financial

GMALT 2015-2

Supplemental Monthly Data

December 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$420,049,679	$389,365,754
Change	(42,384,704)	(35,024,173)

End of Period	$377,664,975	$354,341,581

Residual Value as % of Agg. Securitization Value		93.82%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	20,121	368,535,650	97.58%
31 - 60 days	351	6,210,667	1.64%
61 - 90 days	113	1,927,077	0.51%
91 - 120 days	53	991,581	0.26%

Total	20,638	377,664,975	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	273	6,801,888	5,104	132,152,050
Standard terminations	91	1,960,269	839	16,439,763

Total retained by lessee	364	8,762,157	5,943	148,591,813
Returned Vehicles
Early terminations	1,209	19,827,025	9,991	161,679,426
Standard terminations	428	6,815,130	4,537	75,550,862

Total returned to dealer	1,637	26,642,155	14,528	237,230,288
Charged off leases / Repossessed vehicles	38	632,019	1,715	34,164,007
Repurchases	0	0	14	465,462
Other	0	0	0	0

Total terminations	2,039	36,036,331	22,200	420,451,570

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	632,019	34,164,007
less: Sales proceeds	531,184	28,910,036
less: Excess wear and excess mileage received	0	0
less: Other amounts received	100,583	2,444,530

Net Credit (Gain) Loss	252	2,809,441

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	26,286,566	234,083,528
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	29,765,525	253,751,021
less: Excess wear and excess mileage received	30,807	398,747
less: Other recovery amounts	325,038	2,707,191

Residual (Gain) Loss	(3,834,804)	(22,773,431)

	Current Period	Prev. Month
Prepay Speed	1.5431%	1.5888%

Return Rate based on Scheduled to Terminate(2)	106.0920%	148.1687%

Return Rate based on Terminated Leases(3)	80.2845%	75.7232%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.